UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05459

Templeton Global Income Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period: _05/31/16_

Item 1. Schedule of Investments.

TEMPLETON GLOBAL INCOME FUND

Statement of Investments, May 31, 2016 (unaudited)
	Principal
	Amount*			Value

Foreign Government and Agency Securities 76.6%
Brazil 13.0%
Letra Tesouro Nacional,
Strip, 7/01/16	260	[a]	BRL	$71,102
Strip, 10/01/16	6,010	[a]	BRL	1,589,109
Strip, 1/01/19	41,280	[a]	BRL	8,376,040
Strip, 7/01/19	25,330	[a]	BRL	4,839,199
Nota Do Tesouro Nacional,
10.00%, 1/01/21	65,655	[a]	BRL	16,532,569
10.00%, 1/01/23	5,510	[a]	BRL	1,341,142
10.00%, 1/01/25	47,290	[a]	BRL	11,173,814
10.00%, 1/01/27	12,360	[a]	BRL	2,870,446
[b] Index Linked, 6.00%, 5/15/17	231	[a]	BRL	183,549
[b] Index Linked, 6.00%, 5/15/19	17,875	[a]	BRL	14,174,786
[b] Index Linked, 6.00%, 8/15/20	760	[a]	BRL	601,081
[b] Index Linked, 6.00%, 8/15/22	25,367	[a]	BRL	19,975,759
[b] Index Linked, 6.00%, 5/15/23	17,719	[a]	BRL	13,982,761
[b] Index Linked, 6.00%, 8/15/24	6,860	[a]	BRL	5,431,130
[b] Index Linked, 6.00%, 8/15/50	23,895	[a]	BRL	18,412,806
senior note, 10.00%, 1/01/17	12,615	[a]	BRL	3,420,876
				122,976,169
Colombia 1.7%
Government of Colombia,
senior bond, 7.75%, 4/14/21	983,000,000		COP	319,082
senior bond, 4.375%, 3/21/23.	149,000,000		COP	39,751
senior bond, 9.85%, 6/28/27	237,000,000		COP	86,610
Titulos De Tesoreria B,
7.75%, 9/18/30	18,482,000,000		COP	5,722,792
senior bond, 11.25%, 10/24/18	2,117,000,000		COP	741,963
senior bond, 7.00%, 5/04/22	2,218,000,000		COP	690,262
senior bond, 10.00%, 7/24/24.	3,997,000,000		COP	1,450,397
senior bond, 7.50%, 8/26/26	15,781,000,000		COP	4,916,020
senior bond, 6.00%, 4/28/28	3,663,000,000		COP	994,326
senior note, 7.00%, 9/11/19	1,258,000,000		COP	402,324
senior note, B, 11.00%, 7/24/20	1,144,000,000		COP	414,759
				15,778,286
Hungary 1.7%
[c] Government of Hungary, senior note, Reg S, 5.75%, 6/11/18	12,690,000		EUR	15,671,256
India 4.7%
Government of India,
senior bond, 7.80%, 5/03/20	231,200,000		INR	3,485,799
senior bond, 8.35%, 5/14/22	68,200,000		INR	1,050,481
senior bond, 9.15%, 11/14/24.	387,000,000		INR	6,273,150
senior bond, 8.33%, 7/09/26	476,000,000		INR	7,358,987
senior bond, 8.15%, 11/24/26.	203,000,000		INR	3,101,230
senior bond, 8.28%, 9/21/27	433,900,000		INR	6,690,535
senior bond, 8.60%, 6/02/28	239,800,000		INR	3,785,738
senior note, 7.28%, 6/03/19	9,000,000		INR	134,049
senior note, 8.12%, 12/10/20	173,600,000		INR	2,651,390
senior note, 7.16%, 5/20/23	42,900,000		INR	622,286
senior note, 8.83%, 11/25/23	579,400,000		INR	9,160,681
				44,314,326

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

TEMPLETON GLOBAL INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount*			Value

Foreign Government and Agency Securities (continued)
Indonesia 8.6%
Government of Indonesia,
7.875%, 4/15/19	28,078,000,000		IDR	$2,081,183
6.125%, 5/15/28	3,157,000,000		IDR	198,409
FR31, 11.00%, 11/15/20	145,557,000,000		IDR	12,067,592
FR34, 12.80%, 6/15/21	64,492,000,000		IDR	5,759,903
FR35, 12.90%, 6/15/22	42,438,000,000		IDR	3,875,650
FR36, 11.50%, 9/15/19	32,651,000,000		IDR	2,669,327
FR39, 11.75%, 8/15/23	2,703,000,000		IDR	239,184
FR42, 10.25%, 7/15/27	3,595,000,000		IDR	307,917
FR43, 10.25%, 7/15/22	4,826,000,000		IDR	396,043
FR44, 10.00%, 9/15/24	1,618,000,000		IDR	133,846
FR46, 9.50%, 7/15/23	49,800,000,000		IDR	3,982,904
FR47, 10.00%, 2/15/28	1,052,000,000		IDR	88,758
FR48, 9.00%, 9/15/18	4,494,000,000		IDR	340,505
FR61, 7.00%, 5/15/22	13,189,000,000		IDR	939,693
senior bond, 5.625%, 5/15/23.	16,137,000,000		IDR	1,049,909
senior bond, 7.00%, 5/15/27	2,105,000,000		IDR	144,468
senior bond, 9.00%, 3/15/29	30,263,000,000		IDR	2,392,684
senior bond, FR53, 8.25%, 7/15/21	144,200,000,000		IDR	10,888,888
senior bond, FR56, 8.375%, 9/15/26	274,910,000,000		IDR	20,930,190
senior bond, FR70, 8.375%, 3/15/24	149,967,000,000		IDR	11,362,805
senior note, 8.50%, 10/15/16	19,302,000,000		IDR	1,423,162
senior note, 5.25%, 5/15/18	5,394,000,000		IDR	381,844
				81,654,864
Lithuania 0.9%
[d] Government of Lithuania, 144A, 7.375%, 2/11/20	7,065,000			8,351,113
Malaysia 3.3%
Government of Malaysia,
3.314%, 10/31/17	13,090,000		MYR	3,184,234
senior bond, 4.262%, 9/15/16.	46,787,000		MYR	11,388,181
senior bond, 3.814%, 2/15/17.	10,080,000		MYR	2,459,115
senior bond, 4.24%, 2/07/18	4,788,000		MYR	1,182,316
senior bond, 3.26%, 3/01/18	7,451,000		MYR	1,811,009
senior note, 3.172%, 7/15/16	19,664,000		MYR	4,768,252
senior note, 3.394%, 3/15/17	11,592,000		MYR	2,820,369
senior note, 4.012%, 9/15/17	15,886,000		MYR	3,897,797
				31,511,273
Mexico 13.5%
Government of Mexico,
7.25%, 12/15/16	7,441,400	[e]	MXN	40,936,246
7.75%, 12/14/17	10,748,940	[e]	MXN	60,790,765
senior note, 8.50%, 12/13/18	3,878,800	[e]	MXN	22,766,696
[f] Mexican Udibonos,
Index Linked, 5.00%, 6/16/16	279,294	[g]	MXN	1,510,093
Index Linked, 3.50%, 12/14/17	216,127	[g]	MXN	1,208,152
Index Linked, 4.00%, 6/13/19	125,685	[g]	MXN	715,966
Index Linked, 2.50%, 12/10/20	99,117	[g]	MXN	535,100
				128,463,018
Peru 3.2%
Government of Peru, senior bond, 7.84%, 8/12/20	93,349,000		PEN	30,112,407

|2

TEMPLETON GLOBAL INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount*		Value

Foreign Government and Agency Securities (continued)
Philippines 1.4%
Government of the Philippines,
senior bond, 9.125%, 9/04/16.	2,270,000	PHP	$49,274
senior note, 2.875%, 5/22/17	14,610,000	PHP	313,272
senior note, 5.875%, 1/31/18	590,000	PHP	13,177
senior note, 5.00%, 8/18/18	11,330,000	PHP	253,337
senior note, 3.875%, 11/22/19	548,160,000	PHP	12,103,243
senior note, 5-72, 2.125%, 5/23/18	46,907,000	PHP	997,777
			13,730,080
Poland 4.1%
Government of Poland,
4.75%, 10/25/16	36,315,000	PLN	9,331,018
4.75%, 4/25/17	3,210,000	PLN	838,090
5.75%, 9/23/22	60,500,000	PLN	18,153,223
[h] FRN, 1.75%, 1/25/17.	22,569,000	PLN	5,734,342
[h] FRN, 1.75%, 1/25/21.	19,374,000	PLN	4,840,859
			38,897,532
Portugal 2.7%
Government of Portugal,
[d] 144A, 5.125%, 10/15/24	9,390,000		9,399,766
[c] Reg S, 3.875%, 2/15/30.	13,300,000	EUR	15,392,523
[c] senior bond, Reg S, 4.95%, 10/25/23	92,700	EUR	119,286
[c] senior bond, Reg S, 5.65%, 2/15/24	232,100	EUR	309,067
			25,220,642
Slovenia 0.2%
[d] Government of Slovenia, senior note, 144A, 5.50%, 10/26/22	1,938,000		2,194,058
South Korea 9.8%
Korea Monetary Stabilization Bond,
senior note, 2.79%, 6/02/16	3,739,000,000	KRW	3,140,996
senior note, 1.62%, 6/09/16	1,390,400,000	KRW	1,167,978
senior note, 2.46%, 8/02/16	279,200,000	KRW	234,916
senior note, 1.61%, 11/09/16	13,302,900,000	KRW	11,181,121
senior note, 2.07%, 12/02/16	2,354,400,000	KRW	1,983,703
senior note, 1.70%, 8/02/17	6,876,000,000	KRW	5,791,679
senior note, 1.56%, 10/02/17	29,255,300,000	KRW	24,605,814
Korea Treasury Bond,
senior note, 3.00%, 12/10/16	16,332,370,000	KRW	13,828,536
senior note, 2.00%, 12/10/17	16,590,000,000	KRW	14,046,935
senior note, 2.75%, 9/10/19	895,000,000	KRW	781,368
senior note, 2.00%, 3/10/21	19,197,000,000	KRW	16,448,752
			93,211,798
Sri Lanka 1.8%
Government of Sri Lanka,
10.60%, 7/01/19	797,850,000	LKR	5,234,759
10.60%, 9/15/19	539,240,000	LKR	3,539,874
8.00%, 11/01/19	31,420,000	LKR	189,798
9.25%, 5/01/20	124,820,000	LKR	777,371
11.20%, 7/01/22	55,890,000	LKR	363,846
A, 9.00%, 5/01/21	702,230,000	LKR	4,220,355
A, 11.00%, 8/01/21	470,110,000	LKR	3,049,854
			17,375,857

|3

TEMPLETON GLOBAL INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount*		Value

Foreign Government and Agency Securities (continued)
[i] Supranational 1.2%
Inter-American Development Bank, senior note, 7.50%, 12/05/24	185,000,000	MXN	$11,074,985
Ukraine 4.8%
[d] Government of Ukraine,
144A, 7.75%, 9/01/19	1,338,000		1,297,592
144A, 7.75%, 9/01/20	5,725,000		5,480,399
144A, 7.75%, 9/01/21	5,566,000		5,263,488
144A, 7.75%, 9/01/22	5,431,000		5,098,487
144A, 7.75%, 9/01/23	5,431,000		5,074,727
144A, 7.75%, 9/01/24	5,431,000		5,039,506
144A, 7.75%, 9/01/25	5,431,000		5,010,098
144A, 7.75%, 9/01/26	5,431,000		5,006,567
144A, 7.75%, 9/01/27	5,431,000		4,983,486
[j,k] 144A, VRI, GDP Linked Securities, 5/31/40	11,154,000		3,457,740
			45,712,090
Total Foreign Government and Agency Securities (Cost $803,754,290)			726,249,754

Short Term Investments 19.6%
Foreign Government and Agency Securities 3.7%
Malaysia 0.6%
[l] Bank of Negara Monetary Note, 6/07/16 - 10/18/16	22,980,000	MYR	5,541,176
[l] Malaysia Treasury Bill, 1/20/17	200,000	MYR	47,796
			5,588,972
Mexico 1.0%
[l] Mexico Treasury Bill, 6/09/16 - 3/30/17	17,563,590[m] MXN		9,451,758
Philippines 0.6%
[l] Philippine Treasury Bill, 6/08/16 - 5/03/17	280,240,000	PHP	5,942,109
South Korea 1.5%
Korea Monetary Stabilization Bond,
senior note, 1.57%, 7/09/16 - 1/09/17	3,739,500,000	KRW	3,142,686
senior note, 1.56%, 8/09/16	8,107,200,000	KRW	6,810,976
senior note, 1.52%, 9/09/16	4,579,000,000	KRW	3,846,695
senior note, 1.53%, 10/08/16	445,200,000	KRW	374,022
			14,174,379
Total Foreign Government and Agency Securities (Cost $35,788,471)			35,157,218
Total Investments before Money Market Funds (Cost $839,542,761)			761,406,972

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TEMPLETON GLOBAL INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Shares	Value
Money Market Funds (Cost $151,365,900) 15.9%
United States 15.9%
[k,n] Institutional Fiduciary Trust Money Market Portfolio	151,365,900	151,365,900
Total Investments (Cost $990,908,661) 96.2%		912,772,872
Other Assets, less Liabilities 3.8%		35,563,228
Net Assets 100.0%		$948,336,100

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aPrincipal amount is stated in 1,000 Brazilian Real Peso Units.
bRedemption price at maturity is adjusted for inflation.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At May 31, 2016, the aggregate value of these securities was $31,492,132, representing 3.32% of net assets.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
May 31, 2016, the aggregate value of these securities was $65,657,027, representing 6.92% of net assets.
ePrincipal amount is stated in 100 Mexican Peso Units.
fPrincipal amount of security is adjusted for inflation.
gPrincipal amount is stated in 100 Unidad de Inversion Units.
hThe coupon rate shown represents the rate at period end.
iA supranational organization is an entity formed by two or more central governments through international treaties.
jThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
kNon-income producing.
lThe security is traded on a discount basis with no stated coupon rate.
mPrincipal amount is stated in 10 Mexican Peso Units.
nSee Note 6 regarding investments in affiliated management investment companies.

At May 31, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized		Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date	Appreciation		Depreciation
OTC Forward Exchange Contracts
Chilean Peso	CITI	Buy	515,662,000	736,082	6/02/16	$8,057		$—
Chilean Peso	CITI	Sell	515,662,000	747,878	6/02/16	3,740		—
Chilean Peso	DBAB	Buy	1,587,099,000	2,260,020	6/02/16	30,282		—
Chilean Peso	DBAB	Sell	1,587,099,000	2,303,482	6/02/16	13,180		—
South Korean Won	HSBC	Buy	9,198,000,000	7,729,210	6/02/16	—		(3,231)
South Korean Won	HSBC	Sell	9,198,000,000	7,427,428	6/02/16	—		(298,552)
Chilean Peso	DBAB	Buy	2,311,201,000	3,306,439	6/03/16	28,483		—
Chilean Peso	DBAB	Sell	2,311,201,000	3,351,996	6/03/16	17,074		—
Chilean Peso	DBAB	Buy	1,123,610,000	1,696,835	6/06/16	—		(75,990)
Chilean Peso	MSCO	Buy	2,165,624,000	3,236,600	6/06/16	—		(112,615)
Chilean Peso	MSCO	Buy	1,390,880,000	1,997,014	6/06/16	9,377		—
Euro	BZWS	Sell	4,890,942	5,648,235	6/06/16	203,849		—
Euro	HSBC	Sell	6,579,510	7,458,796	6/06/16	134,769		—
Japanese Yen	CITI	Sell	153,700,000	1,247,608	6/08/16	—		(141,199)
Euro	BZWS	Sell	1,348,368	1,484,971	6/09/16	—		(16,147)
Euro	CITI	Sell	4,817,000	5,304,374	6/09/16	—		(58,321)
Euro	HSBC	Sell	3,548,865	3,857,616	6/09/16	—		(93,283)

							|	5

TEMPLETON GLOBAL INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	MSCO	Sell	3,640,000	4,007,112		6/09/16	$—	$(45,247)
Euro	SCNY	Sell	1,325,806	1,441,409		6/09/16	—	(34,591)
Japanese Yen	HSBC	Sell	230,100,000	1,874,313		6/09/16	—	(204,914)
Chilean Peso	JPHQ	Buy	510,998,000	744,700		6/10/16	—	(7,844)
Chilean Peso	MSCO	Buy	1,470,184,000	2,130,547		6/10/16	—	(10,553)
Japanese Yen	BZWS	Sell	474,230,000	3,819,015		6/10/16	—	(466,382)
Japanese Yen	CITI	Sell	496,800,000	4,004,030		6/10/16	—	(485,322)
Japanese Yen	HSBC	Sell	505,050,000	4,074,134		6/10/16	—	(489,770)
Chilean Peso	DBAB	Buy	1,571,026,500	2,278,006		6/13/16	—	(13,234)
Chilean Peso	MSCO	Buy	2,946,442,000	4,349,762		6/13/16	—	(102,210)
Euro	DBAB	Buy	3,495,500	4,047,020		6/13/16	—	(154,932)
Euro	DBAB	Sell	3,495,500	3,960,052		6/13/16	67,964	—
Japanese Yen	DBAB	Sell	167,200,000	1,357,738		6/13/16	—	(153,348)
Japanese Yen	JPHQ	Sell	467,930,000	3,796,084		6/13/16	—	(432,878)
Australian Dollar	CITI	Sell	8,460,000	6,054,484		6/14/16	—	(56,544)
Australian Dollar	JPHQ	Sell	12,551,000	9,081,339		6/14/16	15,203	—
Chilean Peso	DBAB	Buy	806,419,000	1,178,889		6/14/16	—	(16,475)
Chilean Peso	JPHQ	Buy	1,128,000,000	1,648,761		6/14/16	—	(22,804)
Chilean Peso	CITI	Buy	2,019,520,000	2,948,118		6/15/16	—	(37,350)
Euro	DBAB	Buy	3,756,000	4,348,809		6/15/16	—	(166,344)
Euro	DBAB	Sell	3,756,000	4,280,112		6/15/16	97,647	—
Euro	BZWS	Sell	2,535,000	2,901,315		6/16/16	78,376	—
Euro	GSCO	Sell	1,688,000	1,923,940		6/16/16	44,208	—
Japanese Yen	CITI	Sell	230,997,000	1,883,368		6/16/16	—	(204,533)
Japanese Yen	HSBC	Sell	187,120,000	1,560,634		6/16/16	—	(130,679)
Japanese Yen	JPHQ	Sell	197,300,000	1,607,889		6/16/16	—	(175,437)
South Korean Won	CITI	Sell	3,870,000,000	3,181,258		6/16/16	—	(68,278)
Australian Dollar	CITI	Sell	1,690,900	1,213,982		6/17/16	—	(7,282)
Japanese Yen	DBAB	Sell	186,830,000	1,544,471		6/17/16	—	(144,287)
Australian Dollar	CITI	Sell	3,408,700	2,593,203		6/20/16	131,543	—
Australian Dollar	JPHQ	Sell	8,540,000	6,479,554		6/20/16	312,224	—
Chilean Peso	DBAB	Buy	567,590,000	819,388		6/20/16	—	(1,694)
Chilean Peso	DBAB	Buy	2,033,461,000	2,928,566		6/20/16	923	—
Japanese Yen	CITI	Sell	207,460,000	1,712,154		6/20/16	—	(163,297)
South Korean Won	DBAB	Sell	5,874,000,000	4,917,539		6/20/16	—	(14,217)
Japanese Yen	DBAB	Sell	187,160,000	1,531,588		6/22/16	—	(160,483)
Chilean Peso	BZWS	Buy	1,898,900,000	2,781,863		6/23/16	—	(46,997)
Chilean Peso	DBAB	Buy	1,013,970,000	1,463,308		6/23/16	—	(2,951)
Indonesian Rupiah	JPHQ	Buy	77,590,000,000	7,053,636	AUD	6/23/16	565,499	—
Chilean Peso	DBAB	Buy	1,968,980,000	2,812,829		6/24/16	22,705	—
Euro	BZWS	Sell	899,632	1,012,621		6/24/16	10,496	—
Indonesian Rupiah	JPHQ	Buy	33,980,000,000	3,095,563	AUD	6/24/16	242,669	—
Malaysian Ringgit	HSBC	Buy	12,077,292	3,152,681		6/24/16	—	(228,299)
Malaysian Ringgit	HSBC	Sell	12,077,292	2,794,376		6/24/16	—	(130,007)
Chilean Peso	DBAB	Buy	1,507,780,000	2,164,951		6/28/16	5,594	—
Chilean Peso	DBAB	Buy	1,155,002,000	1,662,113		6/30/16	275	—
Euro	BOFA	Sell	3,504,500	3,937,341		6/30/16	32,678	—
Malaysian Ringgit	HSBC	Buy	4,516,266	1,168,685		6/30/16	—	(75,343)
Malaysian Ringgit	HSBC	Sell	4,516,266	1,044,465		6/30/16	—	(48,877)
Malaysian Ringgit	JPHQ	Buy	3,602,500	939,374		7/05/16	—	(67,366)
Malaysian Ringgit	JPHQ	Sell	3,602,500	831,218		7/05/16	—	(40,790)
Euro	BZWS	Sell	1,676,000	1,836,896		7/06/16	—	(30,826)

|6

TEMPLETON GLOBAL INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Chilean Peso	DBAB	Buy	2,719,981,000	3,997,503		7/07/16	$—	$(85,212)
Japanese Yen	JPHQ	Sell	278,975,000	2,334,499		7/07/16	—	(188,915)
Malaysian Ringgit	DBAB	Buy	6,824,400	1,762,500		7/08/16	—	(110,746)
Malaysian Ringgit	DBAB	Sell	6,824,400	1,569,910		7/08/16	—	(81,844)
Chilean Peso	DBAB	Buy	806,419,000	1,179,061		7/11/16	—	(19,580)
Euro	JPHQ	Sell	1,676,000	1,915,044		7/13/16	46,916	—
Euro	JPHQ	Sell	3,144,000	3,583,201		7/14/16	78,682	—
Euro	CITI	Sell	1,349,575	1,467,946		7/15/16	—	(36,430)
Japanese Yen	BZWS	Sell	237,550,000	2,021,014		7/15/16	—	(128,164)
Japanese Yen	JPHQ	Sell	154,420,000	1,312,604		7/15/16	—	(84,475)
Chilean Peso	DBAB	Buy	1,026,660,000	1,515,253		7/18/16	—	(40,072)
Euro	MSCO	Sell	1,228,000	1,355,712		7/18/16	—	(13,271)
Euro	BZWS	Sell	11,924,000	13,061,550		7/19/16	—	(231,824)
Japanese Yen	HSBC	Sell	372,780,000	3,174,081		7/19/16	—	(198,924)
Japanese Yen	SCNY	Sell	219,020,000	1,879,306		7/19/16	—	(102,441)
Malaysian Ringgit	DBAB	Buy	9,759,000	2,252,770	EUR	7/20/16	—	(150,302)
Euro	BZWS	Sell	1,052,000	1,153,429		7/21/16	—	(19,458)
Euro	UBSW	Sell	370,478	422,628		7/21/16	9,578	—
Euro	MSCO	Sell	905,000	989,301		7/22/16	—	(19,725)
Malaysian Ringgit	DBAB	Buy	11,019,000	2,266,445	EUR	7/22/16	139,015	—
Euro	DBAB	Buy	701,000	812,502		7/25/16	—	(30,853)
Euro	DBAB	Sell	701,000	773,021		7/25/16	—	(8,629)
Euro	JPHQ	Sell	11,085,000	12,068,683		7/25/16	—	(291,637)
Japanese Yen	CITI	Sell	178,564,000	1,451,763		7/25/16	—	(164,191)
Japanese Yen	JPHQ	Sell	275,000,000	2,235,409		7/25/16	—	(253,264)
Chilean Peso	JPHQ	Buy	298,440,000	444,425		7/26/16	—	(15,924)
Indian Rupee	DBAB	Buy	68,380,000	1,015,067		7/27/16	—	(7,504)
Malaysian Ringgit	DBAB	Buy	14,167,000	3,280,537	EUR	7/27/16	—	(231,041)
Malaysian Ringgit	JPHQ	Buy	6,651,000	1,698,851		7/27/16	—	(89,904)
Malaysian Ringgit	JPHQ	Sell	6,651,000	1,532,135		7/27/16	—	(76,811)
Chilean Peso	DBAB	Buy	1,143,490,000	1,696,950		7/28/16	—	(55,432)
Euro	BOFA	Sell	6,239,050	7,087,810		7/28/16	130,316	—
Euro	CITI	Sell	4,026,945	4,566,455		7/28/16	75,796	—
Euro	CITI	Sell	960,795	1,060,943		7/28/16	—	(10,490)
Euro	GSCO	Sell	6,683,000	7,368,809		7/28/16	—	(83,757)
Indian Rupee	HSBC	Buy	869,744,000	11,375,507	EUR	7/28/16	128,188	—
Euro	BOFA	Sell	6,239,050	7,087,186		7/29/16	129,476	—
Euro	JPHQ	Sell	6,683,000	7,453,483		7/29/16	685	—
Japanese Yen	DBAB	Sell	631,276,974	5,355,523		7/29/16	—	(357,975)
Malaysian Ringgit	JPHQ	Buy	56,765,000	14,414,677		7/29/16	—	(683,380)
Malaysian Ringgit	JPHQ	Buy	14,167,000	3,220,651	EUR	7/29/16	—	(164,671)
Malaysian Ringgit	JPHQ	Sell	56,765,000	13,074,974		7/29/16	—	(656,323)
Chilean Peso	MSCO	Buy	695,440,000	1,045,397		8/04/16	—	(47,745)
Euro	HSBC	Sell	6,684,000	7,378,468		8/05/16	—	(77,304)
Euro	JPHQ	Sell	893,000	985,894		8/05/16	—	(10,216)
Malaysian Ringgit	HSBC	Buy	170,000	42,405		8/08/16	—	(1,295)
Malaysian Ringgit	HSBC	Sell	170,000	39,189		8/08/16	—	(1,921)
Chilean Peso	DBAB	Buy	584,343,000	862,499		8/09/16	—	(24,633)
Euro	CITI	Sell	1,575,600	1,806,882		8/09/16	49,099	—
Euro	CITI	Sell	851,902	935,687		8/10/16	—	(14,754)
Japanese Yen	CITI	Sell	613,483,000	4,966,147		8/10/16	—	(588,517)
South Korean Won	HSBC	Buy	6,054,254,000	5,152,776		8/10/16	—	(74,765)

|7

TEMPLETON GLOBAL INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

Forward Exchange Contracts (continued)

				Contract			Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*			Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
South Korean Won	HSBC	Sell	6,054,254,000	5,051,948			8/10/16	$—	$(26,063)
Euro	BOFA	Sell	4,891,000	5,593,558			8/11/16	136,625	—
Euro	DBAB	Buy	1,775,000	2,058,334			8/11/16	—	(77,951)
Euro	DBAB	Sell	1,775,000	1,959,502			8/11/16	—	(20,881)
Euro	JPHQ	Sell	2,248,000	2,473,924			8/11/16	—	(34,190)
Euro	GSCO	Sell	560,000	639,629			8/12/16	14,809	—
South Korean Won	HSBC	Buy	8,324,000,000	877,059,889	JPY		8/12/16	—	(960,130)
Euro	SCNY	Sell	3,955,000	4,523,927			8/15/16	110,655	—
Chilean Peso	MSCO	Buy	1,625,385,000	2,360,660			8/16/16	—	(31,683)
Euro	JPHQ	Sell	12,428,000	14,050,662			8/16/16	182,105	—
Japanese Yen	JPHQ	Sell	100,450,000	895,105			8/16/16	—	(14,585)
Chilean Peso	DBAB	Buy	2,138,616,500	3,131,439			8/17/16	—	(67,365)
Chilean Peso	MSCO	Buy	1,625,385,000	2,337,473			8/18/16	—	(8,952)
Japanese Yen	DBAB	Sell	687,444,000	5,583,891			8/18/16	—	(642,120)
South Korean Won	JPHQ	Buy	980,000,000	831,319			8/18/16	—	(9,430)
South Korean Won	JPHQ	Sell	980,000,000	820,908			8/18/16	—	(981)
Euro	UBSW	Sell	9,844,000	11,185,590			8/19/16	199,350	—
Chilean Peso	MSCO	Buy	521,800,000	746,655			8/22/16	581	—
Euro	JPHQ	Sell	5,056,324	5,721,357			8/22/16	77,711	—
Japanese Yen	HSBC	Sell	1,286,140,000	10,437,754			8/22/16	—	(1,212,075)
Japanese Yen	JPHQ	Sell	926,943,000	7,521,660			8/22/16	—	(874,570)
Mexican Peso.	HSBC	Buy	21,920,000	1,294,361			8/22/16	—	(117,485)
Chilean Peso	JPHQ	Buy	662,940,000	938,942			8/23/16	10,319	—
Indian Rupee	JPHQ	Buy	412,387,000	5,376,231		EUR	8/23/16	50,751	—
Japanese Yen	BZWS	Sell	307,053,000	2,504,919			8/24/16	—	(276,548)
Japanese Yen	DBAB	Sell	303,441,000	2,702,057			8/24/16	—	(46,691)
Euro	BOFA	Sell	1,464,790	1,641,439			8/26/16	6,267	—
Euro	SCNY	Sell	8,685,912	10,117,871			8/26/16	421,627	—
Japanese Yen	JPHQ	Sell	800,079,000	6,791,208			8/26/16	—	(456,870)
Euro	JPHQ	Sell	3,821,732	4,395,756			8/29/16	129,020	—
Japanese Yen	DBAB	Sell	509,728,000	4,285,229			8/29/16	—	(332,968)
Japanese Yen	JPHQ	Sell	450,908,000	3,789,191			8/29/16	—	(296,091)
Malaysian Ringgit	DBAB	Buy	71,195,440	15,177,675		EUR	8/30/16	259,092	—
Chilean Peso	CITI	Buy	515,662,000	741,586			8/31/16	—	(3,780)
Chilean Peso	DBAB	Buy	1,115,637,000	1,596,276			8/31/16	—	(29)
Euro	BZWS	Sell	4,618,433	5,114,961			8/31/16	—	(41,641)
Indian Rupee	DBAB	Buy	1,151,765,600	14,996,460		EUR	8/31/16	137,330	—
Japanese Yen	BZWS	Sell	726,500,000	6,481,399			8/31/16	—	(101,325)
Japanese Yen	JPHQ	Sell	304,127,000	2,544,964			8/31/16	—	(210,692)
Japanese Yen	HSBC	Sell	980,688,000	8,709,485			9/01/16	—	(176,772)
Chilean Peso	DBAB	Buy	3,898,300,000	5,607,480			9/02/16	—	(30,837)
Japanese Yen	BZWS	Sell	192,016,500	1,701,083			9/09/16	—	(39,403)
Australian Dollar	CITI	Sell	8,404,000	6,054,074			9/14/16	2,597	—
South Korean Won	CITI	Sell	5,158,000,000	4,256,829			9/19/16	—	(67,722)
South Korean Won	HSBC	Sell	9,640,000,000	7,896,461			9/19/16	—	(185,871)
Japanese Yen	BZWS	Sell	132,990,000	1,101,002			9/20/16	—	(105,003)
Japanese Yen	CITI	Sell	220,552,000	1,988,747			9/23/16	—	(11,553)
Japanese Yen	MSCO	Sell	311,200,000	2,807,321			9/23/16	—	(15,112)
Japanese Yen	BZWS	Sell	125,158,380	1,116,464			9/26/16	—	(18,803)
South Korean Won	HSBC	Sell	10,258,000,000	8,817,639			9/26/16	217,586	—
South Korean Won	HSBC	Sell	10,307,000,000	8,795,119			9/28/16	154,106	—
Australian Dollar	GSCO	Sell	26,618,090	20,232,144			10/06/16	1,078,356	—

|8

TEMPLETON GLOBAL INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	JPHQ	Sell	278,975,000	2,517,053		10/06/16	$—	$(14,480)
Japanese Yen	JPHQ	Sell	278,975,000	2,341,455		10/07/16	—	(190,183)
Japanese Yen	HSBC	Sell	555,000,000	4,670,341		10/11/16	—	(367,000)
Euro	JPHQ	Sell	846,000	967,926		10/13/16	21,782	—
Japanese Yen	BZWS	Sell	281,000,000	2,365,220		10/13/16	—	(185,429)
Japanese Yen	DBAB	Sell	277,200,000	2,333,923		10/13/16	—	(182,234)
Euro	BZWS	Sell	1,760,000	2,025,408		10/17/16	56,769	—
Malaysian Ringgit	DBAB	Buy	142,760,000	29,481,249	EUR	10/17/16	1,468,366	—
South Korean Won	HSBC	Sell	16,567,000,000	14,308,416		10/18/16	421,189	—
Mexican Peso.	DBAB	Buy	67,596,340	3,979,767		10/21/16	—	(372,630)
Japanese Yen	BZWS	Sell	146,100,000	1,230,238		10/24/16	—	(96,524)
Mexican Peso.	CITI	Buy	21,771,590	1,277,526		10/24/16	—	(116,082)
Mexican Peso.	DBAB	Buy	62,150,960	3,641,523		10/24/16	—	(325,971)
Euro	BZWS	Sell	2,780,907	3,095,914		10/27/16	—	(15,852)
South Korean Won	HSBC	Sell	4,601,000,000	3,984,757		11/02/16	128,390	—
Euro	BZWS	Sell	16,250,000	18,107,213		11/04/16	—	(81,738)
Japanese Yen	CITI	Sell	104,080,747	864,745		11/09/16	—	(81,060)
Euro	JPHQ	Sell	517,652	559,434		11/14/16	—	(20,207)
Japanese Yen	CITI	Sell	335,732,000	2,758,912		11/14/16	—	(292,595)
Japanese Yen	GSCO	Sell	203,561,000	1,877,834		11/14/16	27,645	—
Japanese Yen	HSBC	Sell	286,780,000	2,354,806		11/14/16	—	(251,771)
Japanese Yen	JPHQ	Sell	102,242,000	838,867		11/14/16	—	(90,422)
Japanese Yen	SCNY	Sell	152,158,000	1,403,697		11/14/16	20,716	—
South Korean Won	CITI	Sell	5,173,000,000	4,424,960		11/14/16	89,530	—
Australian Dollar	JPHQ	Sell	15,958,000	11,671,681		11/16/16	203,294	—
Japanese Yen	CITI	Sell	152,157,000	1,254,127		11/16/16	—	(128,960)
Japanese Yen	MSCO	Sell	245,000,000	2,018,371		11/16/16	—	(208,647)
Japanese Yen	SCNY	Sell	103,657,300	957,469		11/16/16	15,237	—
South Korean Won	CITI	Sell	4,268,000,000	3,647,552		11/16/16	70,640	—
South Korean Won	HSBC	Sell	13,274,000,000	11,314,836		11/17/16	190,285	—
Indonesian Rupiah	JPHQ	Buy	34,485,000,000	3,466,526	AUD	11/18/16	—	(50,195)
Japanese Yen	DBAB	Sell	592,373,000	4,878,027		11/18/16	—	(507,015)
South Korean Won	HSBC	Sell	7,321,000,000	6,237,274		11/18/16	101,800	—
Japanese Yen	CITI	Sell	733,240,000	6,761,712		11/21/16	95,268	—
Japanese Yen	CITI	Sell	823,639,000	6,756,955		11/21/16	—	(731,375)
South Korean Won	CITI	Sell	16,347,000,000	13,822,933		11/21/16	123,372	—
South Korean Won	DBAB	Sell	5,870,000,000	4,989,757		11/23/16	70,488	—
Japanese Yen	HSBC	Sell	154,574,000	1,421,239		11/25/16	15,656	—
Mexican Peso.	CITI	Buy	245,000,000	14,422,794		11/25/16	—	(1,394,910)
Japanese Yen	BOFA	Sell	860,890,000	7,880,938		11/28/16	51,587	—
Japanese Yen	SCNY	Sell	696,345,000	6,388,633		11/28/16	55,734	—
Malaysian Ringgit	HSBC	Buy	50,063,035	10,796,428	EUR	11/28/16	—	(33,564)
Malaysian Ringgit	JPHQ	Buy	118,779,709	25,789,159	EUR	11/30/16	—	(278,793)
Euro	GSCO	Sell	454,000	486,756		12/02/16	—	(21,978)
South Korean Won	HSBC	Sell	3,230,000,000	2,725,738		12/02/16	18,990	—
Australian Dollar	JPHQ	Sell	8,507,000	6,054,253		12/12/16	—	(54,710)
Australian Dollar	JPHQ	Sell	4,228,000	3,026,741		12/14/16	—	(9,258)
Japanese Yen	GSCO	Sell	69,178,000	590,478		1/10/17	—	(40,015)
Japanese Yen	JPHQ	Sell	278,975,000	2,372,418		1/10/17	—	(170,178)
Euro	BZWS	Sell	1,509,000	1,661,152		1/11/17	—	(32,754)
Japanese Yen	CITI	Sell	94,950,000	815,399		1/17/17	—	(50,285)
Euro	JPHQ	Sell	2,459,575	2,714,461		1/23/17	—	(47,963)

|9

TEMPLETON GLOBAL INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	DBAB	Sell	95,240,000	825,125	1/23/17	$—	$(43,464)
Euro	BZWS	Sell	4,351,556	4,770,328	1/27/17	—	(117,900)
Euro	GSCO	Sell	1,800,000	1,975,302	1/27/17	—	(46,690)
Japanese Yen	JPHQ	Sell	95,800,000	817,832	1/27/17	—	(56,040)
Japanese Yen	HSBC	Sell	817,266,455	6,979,218	1/31/17	—	(477,242)
Euro	BZWS	Sell	4,094,000	4,639,014	2/08/17	37,669	—
Euro	CITI	Sell	8,393,000	9,514,431	2/09/17	80,920	—
Japanese Yen	CITI	Sell	152,232,000	1,320,312	2/09/17	—	(69,228)
Euro	HSBC	Sell	7,662,000	8,621,589	2/10/17	9,322	—
Euro	BZWS	Sell	23,553,000	26,989,383	2/13/17	511,753	—
Euro	GSCO	Sell	1,183,000	1,346,964	2/13/17	17,068	—
Euro	GSCO	Sell	6,210,000	7,081,698	2/16/17	99,662	—
Euro	SCNY	Sell	6,873,000	7,831,302	2/16/17	103,842	—
Japanese Yen	GSCO	Sell	195,642,140	1,742,868	2/16/17	—	(43,537)
Euro	BZWS	Sell	1,403,000	1,576,060	2/22/17	—	(1,781)
Japanese Yen	HSBC	Sell	796,744,000	7,194,639	2/27/17	—	(84,451)
Mexican Peso.	CITI	Buy	62,000,000	3,291,919	2/27/17	—	(24,125)
Euro	BOFA	Sell	1,471,272	1,640,586	2/28/17	—	(14,492)
Mexican Peso.	MSCO	Buy	117,000,000	6,279,014	3/01/17	—	(113,490)
Japanese Yen	JPHQ	Sell	416,700,000	3,738,091	3/03/17	—	(69,682)
Japanese Yen	HSBC	Sell	196,900,000	1,753,339	3/06/17	—	(46,195)
Mexican Peso.	HSBC	Buy	82,460,700	4,474,993	3/10/17	—	(133,126)
Japanese Yen	JPHQ	Sell	130,931,000	1,169,069	3/31/17	—	(29,094)
Mexican Peso.	CITI	Buy	21,365,740	1,169,431	4/07/17	—	(47,293)
Japanese Yen	CITI	Sell	146,000,000	1,372,180	4/13/17	35,226	—
South Korean Won	HSBC	Sell	13,696,000,000	12,015,616	4/25/17	541,550	—
South Korean Won	HSBC	Sell	3,816,000,000	3,329,988	4/26/17	133,071	—
Japanese Yen	BOFA	Sell	705,633,500	6,581,174	5/18/17	107,859	—
Japanese Yen	CITI	Sell	705,604,100	6,577,679	5/18/17	104,633	—
Japanese Yen	BOFA	Sell	704,526,000	6,544,598	5/19/17	81,109	—
Japanese Yen	HSBC	Sell	707,007,200	6,567,647	5/19/17	81,395	—
Japanese Yen	BOFA	Sell	706,440,000	6,537,757	5/22/17	55,705	—
Japanese Yen	JPHQ	Sell	532,106,000	4,940,127	5/22/17	57,704	—
Mexican Peso.	JPHQ	Buy	39,025,000	2,049,579	5/30/17	—	(9,748)
Total Forward Exchange Contracts						$11,358,679	$(25,364,570)
Net unrealized appreciation (depreciation)							$(14,005,891)

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At May 31, 2016, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
					Notional Expiration	Unrealized	Unrealized
Description				Exchange	Amount	Date Appreciation	Depreciation

Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 0.926%				LCH $58,090,000 10/17/17		$—	$(13,534)

|10

		TEMPLETON GLOBAL INCOME FUND
	STATEMENT OF INVESTMENTS (UNAUDITED)

Interest Rate Swap Contracts (continued)

		Notional	Expiration	Unrealized	Unrealized
Description	Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts (continued)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.914%	LCH	$35,260,000	1/22/25	$—	$(1,065,167)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.970%	LCH	44,070,000	1/23/25	—	(1,535,562)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.973%	LCH	26,010,000	1/27/25	—	(911,901)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.937%	LCH	6,500,000	1/29/25	—	(207,417)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.942%	LCH	5,500,000	1/30/25	—	(176,863)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.817%	LCH	8,680,000	2/03/25	—	(186,099)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.978%	LCH	800,000	3/27/25	—	(25,095)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.985%	LCH	800,000	3/27/25	—	(25,595)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.449%	LCH	6,340,000	7/02/25	—	(494,784)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.310%	LCH	16,220,000	7/29/25	—	(1,044,346)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.752%	LCH	23,960,000	7/29/45	—	(3,460,325)
Net unrealized appreciation (depreciation)					$(9,146,688)

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TEMPLETON GLOBAL INCOME FUND

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Global Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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TEMPLETON GLOBAL INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

At May 31, 2016, the Fund received $801,571 in U.S. Treasury Bonds and Notes as collateral for dervatives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund invests in value recovery instruments (VRI) primarily to gain exposure to growth risk. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

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TEMPLETON GLOBAL INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

4. INCOME TAXES

At May 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments.	$999,793,654

Unrealized appreciation	$12,856,741
Unrealized depreciation	(99,877,523)
Net unrealized appreciation (depreciation)	$(87,020,782)

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

6. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies.

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio	102,398,725	346,778,680	(297,811,505)	151,365,900	$151,365,900	$-	$-	0.74%

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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TEMPLETON GLOBAL INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

A summary of inputs used as of May 31, 2016, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Foreign Government and Agency Securities[a]	$—	$726,249,754	$—	$726,249,754
Short Term Investments	151,365,900	35,157,218	—	186,523,118
Total Investments in Securities	$151,365,900	$761,406,972	$—	$912,772,872

Other Financial Instruments
Forward Exchange Contracts	$—	$11,358,679	$—	$11,358,679

Liabilities:
Other Financial Instruments
Forward Exchange Contracts	$—	$25,364,570	$—	$25,364,570
Swap Contracts.	—	9,146,688	—	9,146,688
Total Other Financial Instruments	$—	$34,511,258	$—	$34,511,258

[a]For detailed categories, see the accompanying Statement of Investments.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty/Exchange		Currency		Selected Portfolio
BOFA	Bank of America Corp.	AUD	Australian Dollar	FRN	Floating Rate Note
BZWS	Barclays Bank PLC	BRL	Brazilian Real	GDP	Gross Domestic Product
CITI	Citibank, N.A.	COP	Colombian Peso	VRI	Value Recovery Instruments
DBAB	Deutsche Bank AG	EUR	Euro
GSCO	Goldman Sachs Group, Inc.	IDR	Indonesian Rupiah
HSBC	HSBC Bank PLC	INR	Indian Rupee
JPHQ	JPMorgan Chase Bank, N.A.	JPY	Japanese Yen
LCH	LCH Clearnet LLC	KRW	South Korean Won
MSCO	Morgan Stanley and Co. Inc.	LKR	Sri Lankan Rupee
SCNY	Standard Chartered Bank	MXN	Mexican Peso
UBSW	UBS AG	MYR	Malaysian Ringgit
		PEN	Peruvian Nuevo Sol
		PHP	Philippine Peso
		PLN	Polish Zloty

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Income Fund

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date July 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date July 27, 2016

By /s/ MARK H. OTANI

      Mark H. Otani

Chief Financial Officer and

 Chief Accounting Officer

Date July 27, 2016